RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of changes in stockholders' deficit (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Changes in Stockholders' Deficit
Balance at the beginning		$ (287,500,000)		$ (234,944,000)	$ (287,500,000)	$ (234,944,000)	$ (234,944,000)
Net loss (income)	$ (15,379,000)	(17,639,000)	$ (2,497,000)	(5,056,000)	(33,018,000)	(7,553,000)	(52,556,000)	$ (55,637,000)
Balance at the ending	(303,482,000)				(303,482,000)		(287,500,000)	(234,944,000)
Accumulated deficit
Statement of Changes in Stockholders' Deficit
Net loss (income)	(15,379,000)	(17,639,000)	(2,497,000)	(5,056,000)			(52,556,000)	(55,637,000)
PRIVETERRA ACQUISITION CORP.
Statement of Changes in Stockholders' Deficit
Balance at the beginning	(7,317,951)	(9,436,953)	(14,156,462)	(16,929,855)	(9,436,953)	(16,929,855)	(16,929,855)	21,412
Net loss (income)	(3,942,337)	(388,515)	1,867,104	2,773,393	(4,330,852)	4,640,497	6,375,345	8,200,831
Accretion of Class A common stock to redemption value	(200,896)	2,931,576	(79,687)				1,117,557	(26,383,165)
Balance at the ending	(11,461,184)	(7,317,951)	(12,369,045)	(14,156,462)	(11,461,184)	(12,369,045)	(9,436,953)	(16,929,855)
PRIVETERRA ACQUISITION CORP. | Additional Paid-In Capital
Statement of Changes in Stockholders' Deficit
Balance at the beginning	32,000	32,000	32,000	32,000	32,000	32,000	32,000	24,310
Net loss (income)							0	0
Accretion of Class A common stock to redemption value							0	(1,223,377)
Balance at the ending	32,000	32,000	32,000	32,000	32,000	32,000	32,000	32,000
PRIVETERRA ACQUISITION CORP. | Accumulated deficit
Statement of Changes in Stockholders' Deficit
Balance at the beginning	(7,350,641)	(9,469,643)	(14,189,152)	(16,962,545)	(9,469,643)	(16,962,545)	(16,962,545)	(3,588)
Net loss (income)	(3,942,337)	(388,515)	1,867,104	2,773,393			6,375,345	8,200,831
Accretion of Class A common stock to redemption value	(200,896)	2,931,576	(79,687)				1,117,557	(25,159,788)
Balance at the ending	$ (11,493,874)	(7,350,641)	$ (12,401,735)	(14,189,152)	(11,493,874)	(12,401,735)	(9,469,643)	(16,962,545)
PRIVETERRA ACQUISITION CORP. | As Previously Reported
Statement of Changes in Stockholders' Deficit
Net loss (income)							9,980,174
PRIVETERRA ACQUISITION CORP. | As Previously Reported | Additional Paid-In Capital
Statement of Changes in Stockholders' Deficit
Balance at the beginning		32,000		32,000	32,000	32,000	32,000
Balance at the ending							32,000	32,000
PRIVETERRA ACQUISITION CORP. | As Previously Reported | Accumulated deficit
Statement of Changes in Stockholders' Deficit
Balance at the beginning		$ (9,469,643)		$ (16,962,545)	$ (9,469,643)	$ (16,962,545)	(16,962,545)
Net loss (income)							9,980,174
Accretion of Class A common stock to redemption value							(2,487,272)
Balance at the ending							(9,469,643)	$ (16,962,545)
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment
Statement of Changes in Stockholders' Deficit
Net loss (income)							(3,604,829)
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment | Accumulated deficit
Statement of Changes in Stockholders' Deficit
Net loss (income)							(3,604,829)
Accretion of Class A common stock to redemption value							$ 3,604,829